EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Disclosure of equity [Table Text Block]
Common shares (thousands)
Common shares outstanding at January 1, 2021	282,115
Exercise of share options	2,777
Common shares outstanding at December 31, 2021	284,892
Common shares issued under PSU plan	866
Exercise of share options	735
Common shares outstanding at December 31, 2022	286,493